Bank Loans and issuance of Debt Securities - Summary of Maturity of Long Term Debt Payable (Detail) $ in Thousands	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 34,345,337
Less Than One Year [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	2,256,891
Less Than Two Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	4,654,892
Less Than Three Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	11,356,338
Less Than Four Years [member]
Disclosure of detailed information about borrowings [Line Items]
Loans	4,257,588
Later than five years and not later than six years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	5,598,000
Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans	$ 6,221,628